Statement of Additional Information Supplement

American Century Investment Trust
SAI dated November 3, 2020 (as revised April 1, 2021)

American Century Government Income Trust
SAI dated August 1, 2020 (as revised April 1, 2021)

American Century Variable Portfolios II, Inc.
SAI dated May 1, 2021

American Century Municipal Trust
SAI dated October 1, 2020

American Century Quantitative Equity Funds, Inc.
SAI dated November 1, 2020 (as revised February 1, 2021)

Supplement dated July 1, 2021

The following entry is added to the Board of Trustees/Directors table in the Statements of Additional Information:

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Jennifer Cabalquinto (1968)	Trustee/Director	Since 2021	Special Advisor, GSW Sports, LLC (2020 to Present); Chief Financial Officer, GSW Sports, LLC (2013 to 2020)	38	None

The following replaces the Independent Registered Public Accounting Firm section in the Statements of Additional Information:
Independent Registered Public Accounting Firm
For each of the funds’ respective prior fiscal years, PricewaterhouseCoopers served as the funds’ independent registered public accounting firm. The address of PricewaterhouseCoopers LLP is 1100 Walnut, Suite 1300, Kansas City, Missouri 64106. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers LLP provided services including auditing the annual financial statements and financial highlights for each fund. The funds’ Board appointed Deloitte & Touche LLP to serve as the funds’ independent registered public accounting firm for each fund's next fiscal year. The address of Deloitte & Touche LLP is 1100 Walnut Street, Kansas City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP will provide services including auditing the annual financial statements and financial highlights for each fund.

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